Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 52,325	¥ 64,184
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	53,465	66,615
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (1,140)	¥ (2,431)